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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                   May 5, 2006

Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Kensington Funds
                  File Nos. 333-103630 and 811-21316
                  ----------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds and its four separate investment series: the Kensington Strategic Realty Fund, Kensington Select Income Fund, Kensington Real Estate Securities Fund and Kensington International Real Estate Fund (the "Funds"), that the forms of Prospectuses that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 8 which was filed on April 28, 2006 and which became effective immediately upon filing. The text of Post-Effective Amendment No. 8 was filed electronically.

         The Statement of Additional Information for the Funds will be filed separately under Rule 497(c).

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.


                                                     Sincerely,

                                                     /s/ Patrick W.D. Turley
                                                     --------------------------
                                                     Patrick W.D. Turley